Earnings Targets (Detail) (Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang"))	1 Months Ended
Dec. 24, 2008
First Tranche
Business Acquisition [Line Items]
Earning targets of Yiyang Yukang for the earn-out contingent payments	Net profit for 2008 reaches RMB60,000,000 and net profit for the first quarter of 2009 reaches RMB40,000,000
Second Tranche
Business Acquisition [Line Items]
Earning targets of Yiyang Yukang for the earn-out contingent payments	Net profit for 2009 reaches RMB120,000,000
Third Tranche
Business Acquisition [Line Items]
Earning targets of Yiyang Yukang for the earn-out contingent payments	Net profit for 2010 reaches RMB120,000,000